Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents (note 4)	$ 6,952	$ 6,010
Time deposits		1,075
Accounts receivable, net (note 5)	1,886	2,260
Inventories, net (note 6)	1,413	2,350
Prepaid expenses and other current assets (note 7)	406	620
Income tax recoverable	3	7
Total current assets	10,660	12,322
Goodwill, net
Property, plant and equipment, net (note 8)	401	643
Operating lease right-of-use assets (note 11)	2,514	1,799
Long-term deposits	213
Long-term loan receivable (note 13)	95	95
Investments in equity method investees (note 9)
TOTAL ASSETS	13,883	14,859
Current liabilities:
Accounts payable	928	828
Operating lease liabilities, current (note 11)	573	933
Accrued expenses and other current liabilities (note 10)	1,991	2,599
Income tax payable	568	620
Dividend payable	1	202
Total current liabilities	4,061	5,182
Operating lease liabilities, non-current (note 11)	1,482	268
Deferred income taxes (note 3)	107	140
Long term accrued expenses	17
Total liabilities	5,667	5,590
Commitments and contingencies (note 14)
Shareholders’ equity:
Preferred shares, $0.01 par value (Authorized: 20,000 shares; no shares issued and outstanding as of March 31, 2022 and 2023)
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 4,036,825 shares as of March 31, 2022 and 4,086,825 shares as of March 31, 2023 issued and outstanding)	41	40
Additional paid-in capital	12,003	11,816
Accumulated deficit	(3,396)	(2,284)
Accumulated other comprehensive loss	(444)	(303)
Total Highway Holdings shareholder’s equity	8,204	9,269
Non-controlling interests	12
Total Equity	8,216	9,269
TOTAL LIABILITIES AND EQUITY	$ 13,883	$ 14,859